Award Timing Disclosure	9 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Neither the Board nor the Compensation Committee takes material non-public information into account when determining the timing or terms of equity awards, including with respect to share options, nor do we time the disclosure of material non-public information for the purpose of affecting the value of executive compensation.
Award Timing Method	we have generally granted such awards once a year to directors and executive officers, and equity awards may be granted at other times during the year to newly hired or promoted employees, and in other special circumstances.
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	we do not have a formal policy with respect to the timing of our equity award grants, we have generally granted such awards once a year to directors and executive officers, and equity awards may be granted at other times during the year to newly hired or promoted employees, and in other special circumstances.
MNPI Disclosure Timed for Compensation Value	false